Inventories	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories

4.       Inventories:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2021	December 31, 2022
Lubricants	$12,522	$15,863
Bunkers	62,555	51,299
Total	$75,077	$67,162